File No. 333-50410

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.              ☒ Post-Effective Amendment No. 9

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 10

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 1-413-788-8411

Name and Address of Agent for Service

Robert Liguori

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2003 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of the Rule 485
☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be March 12, 2003.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 2 to Registration Statement No. 333-50410 filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 8, 2002. The contents of Post-Effective Amendment No. 2 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Michele M. Oneto, have reviewed this Post-Effective Amendment No. 9 to Registration Statement No. 333-50410 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Michele M. Oneto

Michele M. Oneto

Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 9 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to Registration Statement No. 333-50410 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 11th day of February, 2003.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

    (Depositor)

By: /s/ Robert J. O’Connell*

Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer

Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe	On February 11, 2003, as Attorney-in-Fact pursuant to
*Richard M. Howe	powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to Registration Statement No. 333-50410 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert J. O’Connell* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer	February 11, 2003

/s/ Howard Gunton* Howard Gunton	Executive Vice President, Chief Financial Officer, and Chief Accounting Officer	February 11, 2003

/s/ Roger G. Ackerman* Roger G. Ackerman	Director	February 11, 2003

/s/ James R. Birle* James R. Birle	Director	February 11, 2003

/s/ Gene Chao* Gene Chao, Ph.D.	Director	February 11, 2003

/s/ James H. DeGraffenreidt* James H. DeGraffenreidt	Director	February 11, 2003

/s/ Patricia Diaz Dennis* Patricia Diaz Dennis	Director	February 11, 2003

/s/ Anthony Downs* Anthony Downs	Director	February 11, 2003

/s/ James L. Dunlap* James L. Dunlap	Director	February 11, 2003

/s/ William B. Ellis* William B. Ellis, Ph.D.	Director	February 11, 2003

Robert Essner Robert Essner	Director

/s/ Robert M. Furek* Robert M. Furek	Director	February 11, 2003

/s/ Charles K. Gifford* Charles K. Gifford	Director	February 11, 2003

/s/ William N. Griggs* William N. Griggs	Director	February 11, 2003

/s/ William B. Marx, Jr.* William B. Marx	Director	February 11, 2003

/s/ John F. Maypole* John F. Maypole	Director	February 11, 2003

/s/ Marc Racicot* Marc Racicot	Director	February 11, 2003

/s/ Richard M. Howe *Richard M. Howe	on February 11, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.